UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value

COMMON STOCK	97.8%
AUSTRALIA	7.8%
DIVERSIFIED	1.9%
GPT Group		440,000	$1,758,660
Stockland		115,000	758,329
			2,516,989
INDUSTRIAL	1.0%
ING Industrial Fund		368,705	704,033
Macquarie Goodman Group		115,000	650,395
			1,354,428
OFFICE	1.5%
ING Office Fund		944,877	1,200,265
Tishman Speyer Office Fund		400,000	805,864
			2,006,129
SHOPPING CENTER	3.4%
CFS Gandel Retail Trust		350,000	628,671
Westfield Group		232,000	3,861,220
			4,489,891
TOTAL AUSTRALIA			10,367,437
AUSTRIA	0.7%
DIVERSIFIED
Immofinanz Immobilien Anlagen AG(a)		54,167	868,308
CANADA	2.3%
OFFICE	2.1%
Brookfield Properties Corp.		70,200	2,829,060
SHOPPING CENTER	0.2%
Primaris Retail REIT		13,500	237,609
TOTAL CANADA			3,066,669

		Number of Shares	Value

FINLAND	1.1%
DIVERSIFIED
Sponda Oyj		82,322	$1,424,110
FRANCE	3.0%
DIVERSIFIED
Fonciere des Regions		7,126	1,331,365
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)		3,223	579,943
Unibail		6,736	2,041,531
			3,952,839
GERMANY	2.9%
APARTMENT	1.5%
Gagfah SA		30,854	832,570
Patrizia Immobilien AG		54,006	1,206,246
			2,038,816
DIVERSIFIED	0.9%
IVG Immobilien AG		24,203	1,159,087
OFFICE	0.5%
Eurocastle Investment Ltd.		13,709	714,214
TOTAL GERMANY			3,912,117
HONG KONG	12.5%
DIVERSIFIED	10.0%
Cheung Kong Holdings Ltd.		53,000	670,852
Great Eagle Holdings Ltd.		375,000	1,271,837
Hang Lung Properties Ltd.		255,000	713,093
Henderson Land Development Company Ltd.		600,999	3,507,462
Hysan Development Company Ltd.		746,030	2,024,168
Kerry Properties Ltd.		340,348	1,744,537
Sun Hung Kai Properties Ltd.		141,999	1,641,071
Wharf Holdings Ltd.		474,992	1,753,826
			13,326,846

		Number of Shares	Value

OFFICE	2.5%
Hongkong Land Holdings Ltd. (USD)		700,000	$3,262,000
TOTAL HONG KONG			16,588,846
ITALY	1.0%
DIVERSIFIED
Beni Stabili S.P.A.		768,467	1,283,196
JAPAN	11.6%
DIVERSIFIED	9.7%
Kenedix Realty Investment Corp.		133	1,032,714
Mitsubishi Estate Co., Ltd.		176,000	5,780,040
Mitsui Fudosan Co., Ltd.		196,000	5,754,922
United Urban Investment Corp.		35	293,746
			12,861,422
RESIDENTIAL—APARTMENT	0.7%
New City Residence Investment Corp.		165	970,341
SHOPPING CENTER	1.2%
AEON Mall Co., Ltd.		35,000	1,027,665
Japan Retail Fund Investment Corp.		60	590,631
			1,618,296
TOTAL JAPAN			15,450,059
NETHERLANDS	2.5%
INDUSTRIAL	0.5%
ProLogis European Properties		33,964	705,516
OFFICE	0.4%
VastNed Offices/Industrial NV		13,453	557,826
SHOPPING CENTER	1.6%
Rodamco Europe NV		14,932	2,075,476
TOTAL NETHERLANDS			3,338,818
NORWAY	0.6%
REAL ESTATE OPERATIONS/DEVELOPMENT
Norwegian Property ASA		66,021	782,046

		Number of Shares	Value

SINGAPORE	2.0%
DIVERSIFIED
CapitaLand Ltd.		325,000	$1,713,740
Singapore Land Ltd.		130,000	908,282
			2,622,022
SWEDEN	1.0%
DIVERSIFIED	0.5%
Fabege AB		24,884	625,414

OFFICE	0.5%
Kungsleden AB		40,342	725,056
TOTAL SWEDEN			1,350,470

UNITED KINGDOM	14.6%
DIVERSIFIED	10.1%
British Land Co., PLC		166,416	5,003,919
Hammerson PLC		40,799	1,391,361
Helical Bar PLC		64,947	548,607
Land Securities Group PLC		137,791	5,802,651
Quintain Estates & Development PLC		40,203	708,461
			13,454,999
INDUSTRIAL	2.1%
Slough Estates PLC		176,083	2,716,598

OFFICE	1.4%
Derwent Valley Holdings PLC		33,801	1,444,047
Great Portland Estates PLC		25,764	393,429
			1,837,476
SHOPPING CENTER	1.0%
Liberty International PLC		55,671	1,366,115
TOTAL UNITED KINGDOM			19,375,188

		Number of Shares	Value

UNITED STATES	34.2%
DIVERSIFIED	2.5%
Vornado Realty Trust		27,300	$3,257,982

HOTEL	4.3%
Hilton Hotels Corp.		47,000	1,690,120
Host Hotels & Resorts		74,000	1,946,940
Starwood Hotels & Resorts Worldwide		33,000	2,140,050
			5,777,110
INDUSTRIAL	0.5%
ProLogis		9,716	630,860

OFFICE	9.8%
Alexandria Real Estate Equities		12,500	1,254,625
BioMed Realty Trust		49,000	1,288,700
Boston Properties		30,000	3,522,000
Forest City Enterprises		17,500	1,158,150
Kilroy Realty Corp.		24,500	1,806,875
Mack-Cali Realty Corp.		32,906	1,567,313
Maguire Properties		13,500	480,060
SL Green Realty Corp.		14,000	1,920,520
			12,998,243
OFFICE/INDUSTRIAL	1.6%
Liberty Property Trust		40,000	1,948,800
PS Business Parks		1,947	137,302
			2,086,102
RESIDENTIAL—APARTMENT	7.7%
Apartment Investment & Management Co.		18,000	1,038,420
AvalonBay Communities		19,900	2,587,000
BRE Properties		35,000	2,210,250
Equity Residential		60,800	2,932,384
Essex Property Trust		11,000	1,424,280
			10,192,334

		Number of Shares	Value

SELF STORAGE	2.4%
Public Storage		33,500	$3,171,445

SHOPPING CENTER	5.4%
COMMUNITY CENTER	2.3%
Developers Diversified Realty Corp.		22,500	1,415,250
Federal Realty Investment Trust		18,805	1,704,109
			3,119,359
REGIONAL MALL	3.1%
Macerich Co.		11,500	1,062,140
Simon Property Group		27,100	3,014,875
			4,077,015
TOTAL SHOPPING CENTER			7,196,374
TOTAL UNITED STATES			45,310,450
TOTAL COMMON STOCK (Identified cost—$122,309,610)			129,692,575

		Number of Shares	Value

RIGHTS	0.0%
SWEDEN
DIVERSIFIED
Fabege AB, expire 4/27/07(a) (Identified cost—$0)		24,884	$16,927

		Principal Amount

COMMERCIAL PAPER	0.8%
San Paolo U.S. Finance Co., 4.15%, due 4/2/07 (Identified cost—$1,111,872)		$1,112,000	1,111,872

TOTAL INVESTMENTS (Identified cost—$123,421,482)	98.6%		130,821,374

OTHER ASSETS IN EXCESS OF LIABILITIES	1.4%		1,865,331

NET ASSETS (Equivalent to $30.89 per share based on 4,295,049 shares of capital stock outstanding)	100.0%		$132,686,705

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a) Non-income producing security.

Note 1 Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund’s Board of Directors.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$8,755,532
Gross unrealized depreciation	1,355,640
Net unrealized appreciation	$7,399,892

Cost for federal income tax purposes	$123,421,482

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin		Name: James Giallanza
Title: President and principal		Title: Treasurer and principal
executive officer		financial officer

Date: May 30, 2007